WARRANT AND OPTION LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of warrant liability activity

	Weighted Average exercise price	Number of warrants	Warrant liability
	CAD$	#	$
Balance December 31, 2022	1.38	2,466,303	999,820
Warrants issued	0.99	1,464,646	525,884
Warrants expired	0.00	0	0
Fair value adjustment for warrants outstanding	0.00	0	(1,393,742)
Balance, December 31, 2023	1.23	3,930,949	131,962
Warrants issued	0.97	1,569,697	421,356
Warrants expired	1.34	(1,834,990)	(29,130)
Fair value adjustment for warrants outstanding	0.00	0	59,892
Balance December 31, 2024	1.06	3,665,657	584,080
Warrants issued	0.91	2,578,188	925,115
Warrants expired	1.01	(2,601,010)	(239,114)
Fair value adjustment for warrants outstanding	0.00	0	64,808
Balance, December 31, 2025	0.99	3,642,835	1,334,889
Current portion	0.00	0	1,334,889
Non-current portion	0.00	0	0

Schedule of outstanding and exercisable warrants

December 31, 2025
Expiry date	Number of warrants outstanding	Weighted average exercise price (CAD)	Weighted average remaining life (Years)	Weighted average volatility	Weighted average risk free interest rate

October 25, 2027	606,061	1.19	1.82	170%	3%
December 3, 2027	326,263	1.19	1.92	169%	3%
December 23, 2027	132,323	1.19	1.98	168%	3%
June 30, 2028	167,778	1.19	2.50	170%	3%
December 4, 2027	1,601,005	0.89	1.93	169%	3%
December 12, 2027	445,286	0.89	1.95	168%	3%
December 18, 2027	364,119	0.89	1.96	169%	3%
	3,642,835	0.99	1.94	169%	3%

December 31, 2024
Expiry date			Weighted average remaining life (Years)	Weighted average volatility	Weighted average risk free interest rate

April 13, 2025	631,313	1.49	0.28	246%	4%
April 24, 2025	1,464,646	0.99	0.31	245%	4%
January 17, 2025	505,051	0.50	0.05	119%	4%
October 25, 2027	606,061	1.19	2.82	244%	4%
December 3, 2027	326,263	1.19	2.92	240%	4%
December 23, 2027	132,323	1.19	2.98	238%	4%
	3,665,657	1.06	1.01	227%	4%